CONDENSED BALANCE SHEETS (June 30, 2011) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 2,236,014	$ 8,577,610
Accounts receivable	258,451	15,840
Prepaid expenses	167,450	8,431
Current portion of contingent consideration receivable	250,000	287,000
Total current assets	2,911,915	8,888,881
Contingent consideration receivable, net of current portion and allowance of $878,650	6,136,657	6,185,000
Oil and natural gas properties, full cost method of accounting
Proved properties	5,517,373	0
Unproved properties	13,132,727	4,343,389
Other property and equipment	40,533	15,706
Total property and equipment	18,690,633	4,359,095
Less, accumulated depreciation, amortization and depletion	(109,692)	(13,725)
Total property and equipment, net	18,580,941	4,345,370
Total assets	27,629,513	19,419,251
Current liabilities:
Accounts payable	3,946,687	325,584
Accounts payable, related parties	222,716	76,777
Accrued expenses	0	47,267
Royalties payable	319,281	323,600
Current portion of deferred tax liability	81,200	119,400
Total current liabilities	4,569,884	892,628
Asset retirement obligations	3,340	0
Deferred tax liability, net of current portion	2,279,600	2,573,600
Total liabilities	6,852,824	3,466,228
Preferred stock, $0.001 par value, 20,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 41,204,465 and 37,303,614 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	41,204	37,304
Additional paid-in capital	21,940,226	16,654,223
Accumulated (deficit)	(1,204,741)	(738,504)
Total stockholders' equity	20,776,689	15,953,023
Total liabilities and stockholders' equity	$ 27,629,513	$ 19,419,251